Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value, Measurements from Brokers or Third Party Pricing Services
Table 18.1 presents unadjusted fair value measurements provided by brokers or third-party pricing services by fair value hierarchy level. Fair value measurements obtained from brokers or third-party pricing services that we have adjusted to determine the fair value recorded in our financial statements are excluded from Table 18.1.

Table 18.1: Fair Value Measurements by Brokers or Third-Party Pricing Services

	Brokers			Third-party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
December 31, 2018
Trading debt securities	$—	—	—	899	256	—
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	—	—	—	10,399	2,949	—
Securities of U.S. states and political subdivisions	—	—	—	—	48,377	43
Mortgage-backed securities	—	—	—	—	160,162	41
Other debt securities (1)	—	45	129	—	44,292	758
Total available-for-sale debt securities	—	45	129	10,399	255,780	842
Equity securities:
Marketable	—	—	—	—	158	—
Nonmarketable	—	—	—	—	1	—
Total equity securities	—	—	—	—	159	—
Derivative assets	—	—	—	17	—	—
Derivative liabilities	—	—	—	(12)	—	—
Other liabilities (2)	—	—	—	—	—	—
December 31, 2017
Trading debt securities	$—	—	—	926	215	—
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	—	—	—	3,389	2,930	—
Securities of U.S. states and political subdivisions	—	—	—	—	50,401	49
Mortgage-backed securities	—	33	—	—	168,948	75
Other debt securities (1)	—	307	1,158	—	44,465	22
Total available-for-sale debt securities	—	340	1,158	3,389	266,744	146
Equity securities:
Marketable	—	—	—	—	227	—
Nonmarketable	—	—	—	—	—	—
Total equity securities	—	—	—	—	227	—
Derivative assets	—	—	—	19	—	—
Derivative liabilities	—	—	—	(19)	—	—
Other liabilities (2)	—	—	—	—	—	—

(1)	Includes corporate debt securities, collateralized loan and other debt obligations, asset-backed securities, and other debt securities.

(2)	Includes short sale liabilities and other liabilities.

Assets and Liabilities Recorded at Fair Value on a Recurring Basis
Table 18.2 presents the balances of assets and liabilities recorded at fair value on a recurring basis.

Table 18.2: Fair Value on a Recurring Basis

(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2018
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$20,525	2,892	—		—		23,417
Securities of U.S. states and political subdivisions	—	3,272	3		—		3,275
Collateralized loan obligations	—	673	237		—		910
Corporate debt securities	—	10,723	34		—		10,757
Mortgage-backed securities	—	30,715	—		—		30,715
Asset-backed securities	—	893	—		—		893
Other trading debt securities	—	6	16		—		22
Total trading debt securities	20,525	49,174	290		—		69,989
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	10,399	2,949	—		—		13,348
Securities of U.S. states and political subdivisions	—	48,820	444		—		49,264
Mortgage-backed securities:
Federal agencies	—	153,203	—		—		153,203
Residential	—	2,775	—		—		2,775
Commercial	—	4,184	41		—		4,225
Total mortgage-backed securities	—	160,162	41		—		160,203
Corporate debt securities	34	5,867	370		—		6,271
Collateralized loan and other debt obligations (1)	—	34,543	800		—		35,343
Asset-backed securities:
Automobile loans and leases	—	925	—		—		925
Home equity loans	—	112	—		—		112
Other asset-backed securities	—	4,056	389		—		4,445
Total asset-backed securities	—	5,093	389		—		5,482
Other debt securities	—	1	—		—		1
Total available-for-sale debt securities	10,433	257,435	2,044	(2)	—		269,912
Mortgage loans held for sale	—	10,774	997		—		11,771
Loans held for sale	—	1,409	60		—		1,469
Loans	—	—	244		—		244
Mortgage servicing rights (residential)	—	—	14,649		—		14,649
Derivative assets:
Interest rate contracts	46	18,294	95		—		18,435
Commodity contracts	—	1,535	53		—		1,588
Equity contracts	1,648	4,582	1,315		—		7,545
Foreign exchange contracts	17	6,689	8		—		6,714
Credit contracts	—	179	99		—		278
Netting	—	—	—		(23,790)	(3)	(23,790)
Total derivative assets	1,711	31,279	1,570		(23,790)		10,770
Equity securities - excluding securities at NAV:
Marketable	23,205	757	—		—		23,962
Nonmarketable	—	24	5,468		—		5,492
Total equity securities	23,205	781	5,468		—		29,454
Total assets included in the fair value hierarchy	$55,874	350,852	25,322		(23,790)		408,258
Equity securities at NAV (4)							102
Total assets recorded at fair value							408,360
Derivative liabilities:
Interest rate contracts	$(21)	(16,217)	(70)		—		(16,308)
Commodity contracts	—	(2,287)	(49)		—		(2,336)
Equity contracts	(1,492)	(3,186)	(1,332)		—		(6,010)
Foreign exchange contracts	(12)	(7,067)	(34)		—		(7,113)
Credit contracts	—	(216)	(64)		—		(280)
Netting	—	—	—		23,548	(3)	23,548
Total derivative liabilities	(1,525)	(28,973)	(1,549)		23,548		(8,499)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(11,850)	(411)	—		—		(12,261)
Mortgage-backed securities	—	(47)	—				(47)
Corporate debt securities	—	(4,505)	—		—		(4,505)
Equity securities	(2,902)	(2)	—		—		(2,904)
Other securities	—	(3)	—		—		(3)
Total short sale liabilities	(14,752)	(4,968)	—		—		(19,720)
Other liabilities	—	—	(2)		—		(2)
Total liabilities recorded at fair value	$(16,277)	(33,941)	(1,551)		23,548		(28,221)

(1)	Includes collateralized debt obligations of $800 million.

(2)
A significant portion of the balance consists of securities that are investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 17 (Derivatives) for additional information.

(4)	Consists of certain nonmarketable equity securities that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

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(in millions)	Level 1	Level 2	Level 3		Netting		Total
December 31, 2017
Trading debt securities:
Securities of U.S. Treasury and federal agencies	$12,491	2,383	—		—		14,874
Securities of U.S. states and political subdivisions	—	3,732	3		—		3,735
Collateralized loan obligations	—	565	354		—		919
Corporate debt securities	—	11,760	31		—		11,791
Mortgage-backed securities	—	25,273	—		—		25,273
Asset-backed securities	—	993	—		—		993
Other trading debt securities	—	20	19		—		39
Total trading debt securities	12,491	44,726	407		—		57,624
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	3,389	2,930	—		—		6,319
Securities of U.S. states and political subdivisions	—	50,401	925		—		51,326
Mortgage-backed securities:
Federal agencies	—	160,219	—		—		160,219
Residential	—	4,607	1		—		4,608
Commercial	—	4,490	75		—		4,565
Total mortgage-backed securities	—	169,316	76		—		169,392
Corporate debt securities	56	7,203	407		—		7,666
Collateralized loan and other debt obligations (1)	—	35,036	1,020		—		36,056
Asset-backed securities:
Automobile loans and leases	—	553	—		—		553
Home equity loans	—	149	—		—		149
Other asset-backed securities	—	4,380	566		—		4,946
Total asset-backed securities	—	5,082	566		—		5,648
Other debt securities	—	—	—		—		—
Total available-for-sale debt securities	3,445	269,968	2,994	(2)	—		276,407
Mortgage loans held for sale	—	15,118	998		—		16,116
Loans held for sale	—	1,009	14		—		1,023
Loans	—	—	376		—		376
Mortgage servicing rights (residential)	—	—	13,625		—		13,625
Derivative assets:
Interest rate contracts	17	17,479	134		—		17,630
Commodity contracts	—	2,318	36		—		2,354
Equity contracts	1,698	3,970	1,339		—		7,007
Foreign exchange contracts	19	8,944	10		—		8,973
Credit contracts	—	269	122		—		391
Netting	—	—	—		(24,127)	(3)	(24,127)
Total derivative assets	1,734	32,980	1,641		(24,127)		12,228
Equity securities - excluding securities at NAV:
Marketable	33,931	429	—		—		34,360
Nonmarketable	—	46	4,821		—		4,867
Total equity securities	33,931	475	4,821		—		39,227
Total assets included in the fair value hierarchy	$51,601	364,276	24,876		(24,127)		416,626
Equity securities at NAV (4)							—
Total assets recorded at fair value							416,626
Derivative liabilities:
Interest rate contracts	$(17)	(15,392)	(63)		—		(15,472)
Commodity contracts	—	(1,318)	(17)		—		(1,335)
Equity contracts	(1,313)	(5,338)	(1,850)		—		(8,501)
Foreign exchange contracts	(19)	(8,546)	(3)		—		(8,568)
Credit contracts	—	(336)	(86)		—		(422)
Netting	—	—	—		25,502	(3)	25,502
Total derivative liabilities	(1,349)	(30,930)	(2,019)		25,502		(8,796)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(10,420)	(568)	—		—		(10,988)
Mortgage-backed securities	—	—	—		—		—
Corporate debt securities	—	(4,986)	—		—		(4,986)
Equity securities	(2,168)	(45)	—		—		(2,213)
Other securities	—	(285)	—		—		(285)
Total short sale liabilities	(12,588)	(5,884)	—		—		(18,472)
Other liabilities	—	—	(3)		—		(3)
Total liabilities recorded at fair value	$(13,937)	(36,814)	(2,022)		25,502		(27,271)

(1)	Includes collateralized debt obligations of $1.0 billion.

(2)
Balance primarily consists of securities that are investment grade based on ratings received from the ratings agencies or internal credit grades categorized as investment grade if external ratings are not available. The securities are classified as Level 3 due to limited market activity.

(3)	Represents balance sheet netting of derivative asset and liability balances and related cash collateral. See Note 17 (Derivatives) for additional information.

(4)	Consists of certain nonmarketable equity investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2018, are presented in Table 18.3.

Table 18.3: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2018

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2018
Trading debt securities:
Securities of U.S. states and political subdivisions	$3	—	—	—	—	—	3	—
Collateralized loan obligations	354	(12)	—	(101)	—	(4)	237	(14)
Corporate debt securities	31	(1)	—	16	—	(12)	34	(1)
Other trading debt securities	19	(3)	—	—	—	—	16	—
Total trading debt securities	407	(16)	—	(85)	—	(16)	290	(15)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	925	8	(8)	(137)	—	(344)	444	—
Mortgage-backed securities:
Residential	1	—	—	(1)	—	—	—	—
Commercial	75	—	(1)	(33)	—	—	41	(1)
Total mortgage-backed securities	76	—	(1)	(34)	—	—	41	(1)
Corporate debt securities	407	4	(3)	(38)	—	—	370	—
Collateralized loan and other debt obligations	1,020	72	5	(297)	—	—	800	—
Asset-backed securities:
Other asset-backed securities	566	5	(11)	(171)	—	—	389	(3)
Total asset-backed securities	566	5	(11)	(171)	—	—	389	(3)
Total available-for-sale debt securities	2,994	89	(18)	(677)	—	(344)	2,044	(4)	(6)
Mortgage loans held for sale	998	(27)	—	(36)	72	(10)	997	(22)	(7)
Loans held for sale	14	2	—	(36)	80	—	60	1
Loans	376	(1)	—	(131)	—	—	244	(11)	(7)
Mortgage servicing rights (residential) (8)	13,625	(915)	—	1,939	—	—	14,649	960	(7)
Net derivative assets and liabilities:
Interest rate contracts	71	(397)	—	351	—	—	25	(42)
Commodity contracts	19	3	—	(11)	(7)	—	4	(1)
Equity contracts	(511)	(108)	—	522	(1)	81	(17)	(169)
Foreign exchange contracts	7	(42)	—	9	—	—	(26)	(26)
Credit contracts	36	5	—	(6)	—	—	35	(1)
Other derivative contracts	—	—	—	—	—	—	—	—
Total derivative contracts	(378)	(539)	—	865	(8)	81	21	(239)	(9)
Equity securities:
Marketable	—	—	—	—	—	—	—	—
Nonmarketable (10)	5,203	703	—	(450)	16	(4)	5,468	642
Total equity securities	5,203	703	—	(450)	16	(4)	5,468	642	(11)
Short sale liabilities	—	—	—	—	—	—	—	—	(5)
Other liabilities	(3)	1	—	—	—	—	(2)	—	(7)

(1)	See Table 18.4 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities).

(9)	Included in mortgage banking, trading activities, equity securities and other noninterest income in the income statement.

(10)	Beginning balance includes $382 million of auction rate securities, which changed from the cost to fair value method of accounting in connection with our adoption of ASU 2016-01 in first quarter 2018.

(11)	Included in net gains (losses) from equity securities in the income statement.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2016, are presented in Table 18.7.

Table 18.7: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2016

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2016
Trading debt securities:
Securities of U.S. states and political subdivisions	$8	—	—	(5)	—	—	3	—
Collateralized loan obligations	343	(38)	—	15	—	(11)	309	(42)
Corporate debt securities	56	(7)	—	(13)	—	(2)	34	—
Other trading debt securities	34	(6)	—	(1)	1	—	28	1
Total trading debt securities	441	(51)	—	(4)	1	(13)	374	(41)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	1,500	6	(25)	60	80	(481)	1,140	—
Mortgage-backed securities:
Residential	1	—	—	—	—	—	1	—
Commercial	73	—	1	17	—	—	91	(1)
Total mortgage-backed securities	74	—	1	17	—	—	92	(1)
Corporate debt securities	405	21	35	(29)	—	—	432	(2)
Collateralized loan and other debt obligations	565	50	(1)	265	—	—	879	—
Asset-backed securities:
Other asset-backed securities	1,182	2	(8)	(214)	—	—	962	(4)
Total asset-backed securities	1,182	2	(8)	(214)	—	—	962	(4)
Total available-for-sale debt securities	3,726	79	2	99	80	(481)	3,505	(7)	(6)
Mortgage loans held for sale	1,082	(19)	—	(159)	98	(17)	985	(24)	(7)
Loans held for sale	—	—	—	—	—	—	—	—
Loans	5,316	(59)	—	(4,499)	—	—	758	(24)	(7)
Mortgage servicing rights (residential) (8)	12,415	(1,595)	—	2,139	—	—	12,959	565	(7)
Net derivative assets and liabilities:
Interest rate contracts	288	843	—	(1,003)	—	(7)	121	170
Commodity contracts	12	10	—	(2)	4	(1)	23	11
Equity contracts	(111)	(80)	—	(156)	21	59	(267)	(176)
Foreign exchange contracts	—	(3)	—	(1)	16	—	12	(4)
Credit contracts	(3)	31	—	49	—	—	77	26
Other derivative contracts	(58)	11	—	—	—	—	(47)	11
Total derivative contracts	128	812	—	(1,113)	41	51	(81)	38	(9)
Equity securities:
Marketable	—	—	—	(1)	1	—	—	—
Nonmarketable	3,065	(30)	—	224	—	—	3,259	(30)
Total equity securities	3,065	(30)	—	223	1	—	3,259	(30)	(10)
Short sale liabilities	—	—	—	—	—	—	—	—	(5)
Other liabilities	(30)	1	—	25	—	—	(4)	—	(7)

(1)	See Table 18.8 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities).

(9)	Included in mortgage banking, trading activities, equity securities and other noninterest income in the income statement.

(10)	Included in net gains (losses) from equity securities in the income statement
The changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2017, are presented in Table 18.5.

Table 18.5: Changes in Level 3 Fair Value Assets and Liabilities on a Recurring Basis – 2017

		Total net gains (losses) included in		Purchases, sales, issuances and settlements, net (1)				Net unrealized gains (losses) included in income related to assets and liabilities held at period end
(in millions)	Balance, beginning of period	Net income	Other compre- hensive income		Transfers into Level 3 (2)	Transfers out of Level 3 (3)	Balance, end of period		(4)
Year ended December 31, 2017
Trading debt securities:
Securities of U.S. states and political subdivisions	$3	—	—	—	—	—	3	—
Collateralized loan obligations	309	3	—	42	—	—	354	(13)
Corporate debt securities	34	2	—	(7)	6	(4)	31	2
Other trading debt securities	28	(9)	—	—	—	—	19	(4)
Total trading debt securities	374	(4)	—	35	6	(4)	407	(15)	(5)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	1,140	4	5	1,105	5	(1,334)	925	—
Mortgage-backed securities:
Residential	1	—	—	—	—	—	1	—
Commercial	91	(4)	—	(12)	—	—	75	(11)
Total mortgage-backed securities	92	(4)	—	(12)	—	—	76	(11)
Corporate debt securities	432	(1)	23	(47)	—	—	407	—
Collateralized loan and other debt obligations	879	22	103	16	—	—	1,020	—
Asset-backed securities:
Other asset-backed securities	962	1	3	(400)	—	—	566	—
Total asset-backed securities	962	1	3	(400)	—	—	566	—
Total available-for-sale debt securities	3,505	22	134	662	5	(1,334)	2,994	(11)	(6)
Mortgage loans held for sale	985	(36)	—	(75)	134	(10)	998	(34)	(7)
Loans held for sale	—	1	—	(3)	34	(18)	14	—
Loans	758	(6)	—	(376)	—	—	376	(12)	(7)
Mortgage servicing rights (residential) (8)	12,959	(2,115)	—	2,781	—	—	13,625	(126)	(7)
Net derivative assets and liabilities:
Interest rate contracts	121	604	—	(654)	—	—	71	(52)
Commodity contracts	23	(17)	—	13	2	(2)	19	15
Equity contracts	(267)	(199)	—	(37)	(53)	45	(511)	(259)
Foreign exchange contracts	12	(5)	—	—	—	—	7	6
Credit contracts	77	24	—	(65)	—	—	36	(62)
Other derivative contracts	(47)	27	—	20	—	—	—	—
Total derivative contracts	(81)	434	—	(723)	(51)	43	(378)	(352)	(9)
Equity securities:
Marketable	—	—	—	—	—	—	—	—
Nonmarketable	3,259	1,563	—	(2)	1	—	4,821	1,569
Total equity securities	3,259	1,563	—	(2)	1	—	4,821	1,569	(10)
Short sale liabilities	—	—	—	—	—	—	—	—	(5)
Other liabilities	(4)	1	—	—	—	—	(3)	—	(7)

(1)	See Table 18.6 for detail.

(2)	All assets and liabilities transferred into level 3 were previously classified within level 2.

(3)	All assets and liabilities transferred out of level 3 are classified as level 2.

(4)
Represents only net gains (losses) that are due to changes in economic conditions and management’s estimates of fair value and excludes changes due to the collection/realization of cash flows over time.

(5)	Included in net gains (losses) from trading activities in the income statement.

(6)	Included in net gains (losses) from debt securities in the income statement.

(7)	Included in mortgage banking and other noninterest income in the income statement.

(8)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities)

(9)	Included in mortgage banking, trading activities, equity securities and other noninterest income in the income statement.

(10)	Included in net gains (losses) from equity securities in the income statement.

Fair Value, Assets and Liabilities Measured on Recurring Basis, Level 3 Reconciliation Detail
Table 18.6 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2017.

Table 18.6: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2017

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2017
Trading debt securities:
Securities of U.S. states and political subdivisions	$37	(36)	—	(1)	—
Collateralized loan obligations	439	(250)	—	(147)	42
Corporate debt securities	25	(32)	—	—	(7)
Other trading debt securities	—	—	—	—	—
Total trading debt securities	501	(318)	—	(148)	35
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	—	(68)	1,369	(196)	1,105
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	—	—	—	(12)	(12)
Total mortgage-backed securities	—	—	—	(12)	(12)
Corporate debt securities	14	(4)	—	(57)	(47)
Collateralized loan and other debt obligations	135	—	—	(119)	16
Asset-backed securities:
Other asset-backed securities	—	—	211	(611)	(400)
Total asset-backed securities	—	—	211	(611)	(400)
Total available-for-sale debt securities	149	(72)	1,580	(995)	662
Mortgage loans held for sale	79	(485)	489	(158)	(75)
Loans held for sale	—	(2)	—	(1)	(3)
Loans	6	(129)	19	(272)	(376)
Mortgage servicing rights (residential) (1)	541	(24)	2,263	1	2,781
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(654)	(654)
Commodity contracts	—	—	—	13	13
Equity contracts	—	(118)	—	81	(37)
Foreign exchange contracts	—	—	—	—	—
Credit contracts	6	(3)	—	(68)	(65)
Other derivative contracts	—	—	—	20	20
Total derivative contracts	6	(121)	—	(608)	(723)
Equity securities:
Marketable	—	—	—	—	—
Nonmarketable	—	(2)	—	—	(2)
Total equity securities	—	(2)	—	—	(2)
Short sale liabilities	3	(3)	—	—	—
Other liabilities	—	—	—	—	—

(1)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities).

Table 18.8 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2016.

Table 18.8: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2016

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2016
Trading debt securities:
Securities of U.S. states and political subdivisions	$2	(2)	—	(5)	(5)
Collateralized loan obligations	372	(357)	—	—	15
Corporate debt securities	37	(50)	—	—	(13)
Other trading debt securities	—	(1)	—	—	(1)
Total trading debt securities	411	(410)	—	(5)	(4)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	28	(24)	547	(491)	60
Mortgage-backed securities:
Residential	—	—	—	—	—
Commercial	22	—	—	(5)	17
Total mortgage-backed securities	22	—	—	(5)	17
Corporate debt securities	36	(12)	—	(53)	(29)
Collateralized loan and other debt obligations	618	(54)	—	(299)	265
Asset-backed securities:
Other asset-backed securities	50	(28)	235	(471)	(214)
Total asset-backed securities	50	(28)	235	(471)	(214)
Total available-for-sale debt securities	754	(118)	782	(1,319)	99
Mortgage loans held for sale	87	(618)	565	(193)	(159)
Loans held for sale	—	—	—	—	—
Loans	21	(3,791)	302	(1,031)	(4,499)
Mortgage servicing rights (residential) (1)	—	(66)	2,204	1	2,139
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	(1,003)	(1,003)
Commodity contracts	—	—	—	(2)	(2)
Equity contracts	29	(147)	—	(38)	(156)
Foreign exchange contracts	—	—	—	(1)	(1)
Credit contracts	7	(4)	—	46	49
Other derivative contracts	—	—	—	—	—
Total derivative contracts	36	(151)	—	(998)	(1,113)
Equity securities:
Marketable	—	(1)	—	—	(1)
Nonmarketable	225	—	—	(1)	224
Total equity securities	225	(1)	—	(1)	223
Short sale liabilities	—	—	—	—	—
Other liabilities	—	—	—	25	25

(1)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities).
Table 18.4 presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2018.

Table 18.4: Gross Purchases, Sales, Issuances and Settlements – Level 3 – 2018

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2018
Trading debt securities:
Securities of U.S. states and political subdivisions	$—	—	—	—	—
Collateralized loan obligations	408	(348)	—	(161)	(101)
Corporate debt securities	20	(4)	—	—	16
Other trading debt securities	—	—	—	—	—
Total trading debt securities	428	(352)	—	(161)	(85)
Available-for-sale debt securities:
Securities of U.S. states and political subdivisions	—	(6)	79	(210)	(137)
Mortgage-backed securities:
Residential	—	—	—	(1)	(1)
Commercial	—	—	—	(33)	(33)
Total mortgage-backed securities	—	—	—	(34)	(34)
Corporate debt securities	33	—	—	(71)	(38)
Collateralized loan and other debt obligations	61	(149)	—	(209)	(297)
Asset-backed securities:
Other asset-backed securities	25	(12)	166	(350)	(171)
Total asset-backed securities	25	(12)	166	(350)	(171)
Total available-for-sale debt securities	119	(167)	245	(874)	(677)
Mortgage loans held for sale	87	(320)	353	(156)	(36)
Loans held for sale	4	(40)	—	—	(36)
Loans	8	—	17	(156)	(131)
Mortgage servicing rights (residential) (1)	—	(71)	2,010	—	1,939
Net derivative assets and liabilities:
Interest rate contracts	—	—	—	351	351
Commodity contracts	—	—	—	(11)	(11)
Equity contracts	3	(37)	—	556	522
Foreign exchange contracts	—	—	—	9	9
Credit contracts	12	(7)	—	(11)	(6)
Other derivative contracts	—	—	—	—	—
Total derivative contracts	15	(44)	—	894	865
Equity securities:
Marketable	—	—	—	—	—
Nonmarketable	—	(51)	—	(399)	(450)
Total equity securities	—	(51)	—	(399)	(450)
Short sale liabilities	—	—	—	—	—
Other liabilities	—	—	—	—	—

(1)	For more information on the changes in mortgage servicing rights, see Note 10 (Mortgage Banking Activities).

Fair Value, Assets and Liabilities Measured on Recurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs
Table 18.9 and Table 18.10 provide quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets and liabilities measured at fair value on a recurring basis for which we use an internal model.
The significant unobservable inputs for Level 3 assets and liabilities that are valued using fair values obtained from third-party vendors are not included in the table, as the specific inputs applied are not provided by the vendor (see discussion regarding vendor-developed valuations within the “Level 3 Asset and Liability Valuation Processes” section previously within this Note).
In addition, the table excludes the valuation techniques and significant unobservable inputs for certain classes of Level 3 assets and liabilities measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 assets and liabilities. We made this determination based upon an evaluation of each class, which considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.
Table 18.9: Valuation Techniques – Recurring Basis – 2018

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs				Weighted Average (1)
December 31, 2018
Trading and available-for-sale debt securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$404		Discounted cash flow	Discount rate	2.1	-	6.4%		3.4
	43		Vendor priced
Collateralized loan and other debt obligations (2)	298		Market comparable pricing	Comparability adjustment	(13.5)	-	22.1		3.2
	739		Vendor priced
Asset-backed securities:
Diversified payment rights (3)	171		Discounted cash flow	Discount rate	3.4	-	6.2		4.4
Other commercial and consumer	198	(4)	Discounted cash flow	Discount rate	4.6	-	5.2		4.7
				Weighted average life	1.1	-	1.5	yrs	1.1
	20		Vendor priced
Mortgage loans held for sale (residential)	982		Discounted cash flow	Default rate	0.0	-	15.6%		0.8
				Discount rate	1.1	-	6.6		5.5
				Loss severity	0.0	-	43.3		23.4
				Prepayment rate	3.2	-	13.4		4.6
	15		Market comparable pricing	Comparability adjustment	(56.3)	-	(6.3)		(36.3)
Loans	244	(5)	Discounted cash flow	Discount rate	3.4	-	6.4		4.2
				Prepayment rate	2.9	-	100.0		87.2
				Loss severity	0.0	-	34.8		10.2
Mortgage servicing rights (residential)	14,649		Discounted cash flow	Cost to service per loan (6)	$62	-	507		106
				Discount rate	7.1	-	15.3%		8.1
				Prepayment rate (7)	9.0	-	23.5		9.9
Net derivative assets and (liabilities):
Interest rate contracts	(35)		Discounted cash flow	Default rate	0.0	-	5.0		2.0
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	25.0		13.8
Interest rate contracts: derivative loan commitments	60		Discounted cash flow	Fall-out factor	1.0	-	99.0		19.4
				Initial-value servicing	(36.6)	-	91.7	bps	18.5
Equity contracts	104		Discounted cash flow	Conversion factor	(9.3)	-	0.0%		(7.8)
				Weighted average life	1.0	-	3.0	yrs	1.8
	(121)		Option model	Correlation factor	(77.0)	-	99.0%		21.6
				Volatility factor	6.5	-	100.0		21.8
Credit contracts	3		Market comparable pricing	Comparability adjustment	(15.5)	-	40.0		3.5
	32		Option model	Credit spread	0.9	-	21.5		1.3
				Loss severity	13.0	-	60.0		45.2
Nonmarketable equity securities	5,468		Market comparable pricing	Comparability adjustment	(20.6)	-	(4.3)		(15.8)

Insignificant Level 3 assets, net of liabilities	497	(8)
Total level 3 assets, net of liabilities	$23,771	(9)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments, such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $800 million of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	Predominantly consists of investments in asset-backed securities that are revolving in nature, for which the timing of advances and repayments of principal are uncertain.

(5)	Consists of reverse mortgage loans.

(6)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $62 - $204.

(7)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(8)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, other trading positions, loans held for sale, other liabilities and certain net derivative assets and liabilities, such as commodity contracts and foreign exchange contracts.

(9)	Consists of total Level 3 assets of $25.3 billion and total Level 3 liabilities of $1.6 billion, before netting of derivative balances.

Table 18.10: Valuation Techniques – Recurring Basis – 2017

($ in millions, except cost to service amounts)	Fair Value Level 3		Valuation Technique(s)	Significant Unobservable Input	Range of Inputs			Weighted Average (1)
December 31, 2017
Trading and available-for-sale debt securities:
Securities of U.S. states and political subdivisions:
Government, healthcare and other revenue bonds	$868		Discounted cash flow	Discount rate	1.7	-	5.8%		2.7
Other municipal bonds	11		Discounted cash flow	Discount rate	4.7	-	4.9		4.8
	49		Vendor priced
Collateralized loan and other debt obligations (2)	354		Market comparable pricing	Comparability adjustment	(22.0)	-	19.5%		3.0
	1,020		Vendor priced
Asset-backed securities:
Diversified payment rights (3)	292		Discounted cash flow	Discount rate	2.4	-	3.9		3.1
Other commercial and consumer	248	(4)	Discounted cash flow	Discount rate	3.7	-	5.2		3.9
				Weighted average life	2.0	-	2.3	yrs	2.1
	26		Vendor priced
Mortgage loans held for sale (residential)	974		Discounted cash flow	Default rate	0.0	-	7.1%		1.3
				Discount rate	2.6	-	7.3		5.6
				Loss severity	0.1	-	41.4		19.6
				Prepayment rate	6.5	-	15.9		9.1
	24		Market comparable pricing	Comparability adjustment	(56.3)	-	(6.3)		(42.7)
Loans	376	(5)	Discounted cash flow	Discount rate	3.1	-	7.5		4.2
				Prepayment rate	8.7	-	100.0		91.9
				Loss severity	0.0	-	33.9		6.6
Mortgage servicing rights (residential)	13,625		Discounted cash flow	Cost to service per loan (6)	$78	-	587		143
				Discount rate	6.6	-	12.9%		6.9
				Prepayment rate (7)	9.7	-	20.5		10.5
Net derivative assets and (liabilities):
Interest rate contracts	54		Discounted cash flow	Default rate	0.0	-	5.0		2.1
				Loss severity	50.0	-	50.0		50.0
				Prepayment rate	2.8	-	12.5		10.5
Interest rate contracts: derivative loan commitments	17		Discounted cash flow	Fall-out factor	1.0	-	99.0		15.2
				Initial-value servicing	(59.9)	-	101.1	bps	2.7
Equity contracts	102		Discounted cash flow	Conversion factor	(9.7)	-	0.0%		(7.6)
				Weighted average life	0.5	-	3.0	yrs	1.6
	(613)		Option model	Correlation factor	(77.0)	-	98.0%		24.2
				Volatility factor	5.7	-	95.5		19.2
Credit contracts	(3)		Market comparable pricing	Comparability adjustment	(29.9)	-	17.3		(0.2)
	39		Option model	Credit spread	0.0	-	63.7		1.3
				Loss severity	13.0	-	60.0		50.7
Nonmarketable equity securities	8		Discounted cash flow	Discount rate	10.0	-	10.0		10.0
				Volatility Factor	0.5	-	1.9		1.4
	4,813		Market comparable pricing	Comparability adjustment	(21.1)	-	(5.5)		(15.0)

Insignificant Level 3 assets, net of liabilities	570	(8)
Total level 3 assets, net of liabilities	$22,854	(9)

(1)	Weighted averages are calculated using outstanding unpaid principal balance for cash instruments such as loans and securities, and notional amounts for derivative instruments.

(2)	Includes $1.0 billion of collateralized debt obligations.

(3)	Securities backed by specified sources of current and future receivables generated from foreign originators.

(4)	A significant portion of the balance consists of investments in asset-backed securities that are revolving in nature, for which the timing of advances and repayments of principal are uncertain.

(5)	Consists of reverse mortgage loans.

(6)	The high end of the range of inputs is for servicing modified loans. For non-modified loans the range is $78 - $252.

(7)	Includes a blend of prepayment speeds and expected defaults. Prepayment speeds are influenced by mortgage interest rates as well as our estimation of drivers of borrower behavior.

(8)
Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes corporate debt securities, mortgage-backed securities, other trading positions, other liabilities and certain net derivative assets and liabilities, such as commodity contracts and foreign exchange contracts.

(9)	Consists of total Level 3 assets of $24.9 billion and total Level 3 liabilities of $2.0 billion, before netting of derivative balances.

Fair Value, Assets Recorded at Fair Value on a Nonrecurring Basis
Table 18.12 provides the fair value hierarchy and fair value at the date of the nonrecurring fair value adjustment for all assets that were still held as of December 31, 2018 and 2017, and for which a nonrecurring fair value adjustment was recorded during the years then ended.

Table 18.12: Fair Value on a Nonrecurring Basis

	December 31, 2018				December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Mortgage loans held for sale (LOCOM) (1)	$—	1,213	1,233	2,446	—	1,646	1,333	2,979
Loans held for sale	—	313	—	313	—	108	—	108
Loans:
Commercial	—	339	—	339	—	374	—	374
Consumer	—	346	1	347	—	502	10	512
Total loans (2)	—	685	1	686	—	876	10	886
Nonmarketable equity securities (3)	—	774	157	931	—	—	136	136
Other assets (4)	—	149	6	155	—	177	161	338
Total assets at fair value on a nonrecurring basis (5)	$—	3,134	1,397	4,531	—	2,807	1,640	4,447

(1)	Consists of commercial mortgages and residential real estate 1-4 family first mortgage loans.

(2)	Represents the carrying value of loans for which nonrecurring adjustments are based on the appraised value of the collateral.

(3)
Consists of certain nonmarketable equity securities that are measured at fair value on a nonrecurring basis, including observable price adjustments for nonmarketable equity securities carried under the measurement alternative.

(4)	Includes the fair value of foreclosed real estate, other collateral owned and operating lease assets.

(5)	Prior period balances exclude $6 million of nonmarketable equity securities at NAV.

Changes in Fair Value of Assets Recorded at Fair Value on Nonrecurring Basis
Table 18.13 presents the increase (decrease) in value of certain assets held at the end of the respective reporting periods presented for which a nonrecurring fair value adjustment was recognized during the periods presented.

Table 18.13: Change in Value of Assets with Nonrecurring Fair Value Adjustment

	Year ended December 31,
(in millions)	2018	2017
Mortgage loans held for sale (LOCOM)	$21	10
Loans held for sale	(39)	(2)
Loans:
Commercial	(221)	(335)
Consumer	(284)	(424)
Total loans (1)	(505)	(759)
Nonmarketable equity securities (2)	265	(178)
Other assets (3)	(40)	(121)
Total	$(298)	(1,050)

(1)	Represents write-downs of loans based on the appraised value of the collateral.

(2)	Includes impairment losses and observable price adjustments for certain nonmarketable equity securities.

(3)	Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Quantative Information about Valuation Techniques and Unobservable Inputs
Table 18.14 provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 assets that are measured at fair value on a nonrecurring basis using an internal model. The table is limited to financial instruments that had nonrecurring fair value adjustments during the periods presented.
We have excluded from the table valuation techniques and significant unobservable inputs for certain classes of Level 3 assets measured using an internal model that we consider, both individually and in the aggregate, insignificant relative to our overall Level 3 nonrecurring measurements. We made this determination based upon an evaluation of each class that considered the magnitude of the positions, nature of the unobservable inputs and potential for significant changes in fair value due to changes in those inputs.

Table 18.14: Valuation Techniques – Nonrecurring Basis

($ in millions)	Fair Value Level 3		Valuation Technique(s) (1)	Significant Unobservable Inputs (1)		Range of inputs			Weighted Average (2)
December 31, 2018
Residential mortgage loans held for sale (LOCOM)	$1,233	(3)	Discounted cash flow	Default rate	(4)	0.2	–	2.3%	1.4%
				Discount rate		1.5	–	8.5	4.0
				Loss severity		0.5	–	66.0	1.7
				Prepayment rate	(5)	3.5	–	100.0	46.5
Nonmarketable equity securities	7		Discounted cash flow	Discount rate		10.5	–	10.5	10.5
Insignificant level 3 assets	157
Total	$1,397
December 31, 2017
Residential mortgage loans held for sale (LOCOM)	$1,333	(3)	Discounted cash flow	Default rate	(4)	0.1	–	4.1%	1.7%
				Discount rate		1.5	–	8.5	3.8
				Loss severity		0.7	–	52.9	2.2
				Prepayment rate	(5)	5.4	–	100.0	50.6
Nonmarketable equity securities	122		Discounted cash flow	Discount rate		5.0	–	10.5	10.2
Insignificant level 3 assets	185
Total	$1,640

(1)	Refer to the narrative following Table 18.10 for a definition of the valuation technique(s) and significant unobservable inputs.

(2)	For residential MLHFS, weighted averages are calculated using the outstanding unpaid principal balance of the loans.

(3)
Consists of approximately $1.2 billion and $1.3 billion of government insured/guaranteed loans purchased from GNMA-guaranteed mortgage securitizations at December 31, 2018 and 2017, respectively, and $27 million and $26 million of other mortgage loans that are not government insured/guaranteed at December 31, 2018 and 2017, respectively.

(4)	Applies only to non-government insured/guaranteed loans.

(5)	Includes the impact on prepayment rate of expected defaults for government insured/guaranteed loans, which impact the frequency and timing of early resolution of loans.

Fair Value Option, Carrying Amount
Table 18.15 reflects differences between the fair value carrying amount of the assets for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

Table 18.15: Fair Value Option

	December 31, 2018			December 31, 2017
(in millions)	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal	Fair value carrying amount	Aggregate unpaid principal	Fair value carrying amount less aggregate unpaid principal
Mortgage loans held for sale:
Total loans	$11,771	11,573	198	16,116	15,827	289
Nonaccrual loans	127	158	(31)	127	165	(38)
Loans 90 days or more past due and still accruing	7	9	(2)	16	21	(5)
Loans held for sale:
Total loans	1,469	1,536	(67)	1,023	1,075	(52)
Nonaccrual loans	21	32	(11)	34	56	(22)
Loans:
Total loans	244	274	(30)	376	404	(28)
Nonaccrual loans	179	208	(29)	253	281	(28)
Equity securities (1)	5,455	N/A	N/A	4,867	N/A	N/A

(1)	Consists of nonmarketable equity securities carried at fair value.

Fair Value Option, Gains and Losses
The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets measured at fair value are shown in Table 18.16 by income statement line item. Amounts recorded as interest income are excluded from Table 18.16.
Table 18.16: Fair Value Option – Changes in Fair Value Included in Earnings

								Year ended December 31,
	2018				2017				2016
(in millions)	Mortgage banking noninterest income	Net gains (losses) from trading activities	Net gains (losses) from equity securities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Net gains (losses) from equity securities	Other noninterest income	Mortgage banking noninterest income	Net gains (losses) from trading activities	Net gains (losses) from equity securities	Other noninterest income
Mortgage loans held for sale	$462	—	—	—	1,229	—	—	—	1,456	—	—	—
Loans held for sale	—	(1)	—	1	—	45	—	2	—	55	—	3
Loans	—	—	—	(1)	—	—	—	—	—	—	—	(60)
Equity securities	—	—	683	—	—	—	1,592	—	—	—	(12)	—
Other interests held (1)	—	(3)	—	—	—	(9)	—	—	—	(5)	—	—

(1)	Includes retained interests in securitizations.

Fair Value Option, Instrument Specific Credit Risk
Table 18.17 shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

Table 18.17: Fair Value Option – Gains/Losses Attributable to Instrument-Specific Credit Risk

	Year ended December 31,
(in millions)	2018	2017	2016
Gains (losses) attributable to instrument-specific credit risk:
Mortgage loans held for sale	$(16)	(12)	3
Loans held for sale	—	45	55
Total	$(16)	33	58

Fair Value, Estimates for Financial Instruments Excluding those Recorded at Fair Value on a Recurring Basis
Table 18.18 is a summary of fair value estimates for financial instruments, excluding financial instruments recorded at fair value on a recurring basis, as they are included within Table 18.2 in this Note. In connection with our adoption of ASU 2016-01 in first quarter 2018, the valuation methodologies for estimating the fair value of financial instruments in Table 18.18 have been changed, where necessary, to conform with an exit price notion. Under an exit price notion, fair value estimates are based upon the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the balance sheet date. For certain loans and deposit liabilities, the estimated fair values prior to our adoption of ASU 2016-01 followed an entrance price notion that based fair values on recent prices offered to customers for loans and deposits with similar characteristics. The carrying amounts in the following table are recorded on the balance sheet under the indicated captions.
We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities.
The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

Table 18.18: Fair Value Estimates for Financial Instruments

		Estimated fair value
(in millions)	Carrying amount	Level 1	Level 2	Level 3	Total
December 31, 2018
Financial assets
Cash and due from banks (1)	$23,551	23,551	—	—	23,551
Interest-earning deposits with banks (1)	149,736	149,542	194	—	149,736
Federal funds sold and securities purchased under resale agreements (1)	80,207	—	80,207	—	80,207
Held-to-maturity debt securities	144,788	44,339	97,275	501	142,115
Mortgage loans held for sale	3,355	—	2,129	1,233	3,362
Loans held for sale	572	—	572	—	572
Loans, net (2)(3)	923,703	—	45,190	872,725	917,915
Nonmarketable equity securities (cost method) (4)	5,643	—	—	5,675	5,675
Total financial assets	$1,331,555	217,432	225,567	880,134	1,323,133
Financial liabilities
Deposits (3)(5)	$130,645	—	107,448	22,641	130,089
Short-term borrowings	105,787	—	105,789	—	105,789
Long-term debt (6)	229,008	—	225,904	2,230	228,134
Total financial liabilities	$465,440	—	439,141	24,871	464,012
December 31, 2017
Financial assets
Cash and due from banks (1)	$23,367	23,367	—	—	23,367
Interest-earning deposits with banks (1)	192,580	192,455	125	—	192,580
Federal funds sold and securities purchased under resale agreements (1)	80,025	1,002	78,954	69	80,025
Held-to-maturity debt securities	139,335	44,806	93,694	485	138,985
Mortgage loans held for sale	3,954	—	2,625	1,333	3,958
Loans held for sale	108	—	108	—	108
Loans, net (2)(3)	926,273	—	51,713	886,622	938,335
Nonmarketable equity securities (cost method)	7,136	—	23	7,605	7,628
Total financial assets (7)	$1,372,778	261,630	227,242	896,114	1,384,986
Financial liabilities
Deposits (3)(5)	$128,594	—	108,146	19,768	127,914
Short-term borrowings	103,256	—	103,256	—	103,256
Long-term debt (6)	224,981	—	227,109	3,159	230,268
Total financial liabilities	$456,831	—	438,511	22,927	461,438

(1)	Amounts consist of financial instruments for which carrying value approximates fair value.

(2)	Excludes lease financing with a carrying amount of $19.7 billion and $19.4 billion at December 31, 2018 and 2017, respectively.

(3)
In connection with our adoption of ASU 2016-01, the valuation methodologies used to estimate the fair value at December 31, 2018, for a portion of loans and deposit liabilities with a defined or contractual maturity has been changed to conform to an exit price notion. The fair value estimates at December 31, 2017 have not been revised to reflect application of the modified methodology.

(4)	Excludes $1.7 billion of nonmarketable equity securities accounted for under the measurement alternative at December 31, 2018, that were accounted for under the cost method in prior periods.

(5)	Excludes deposit liabilities with no defined or contractual maturity of $1.2 trillion at both December 31, 2018 and 2017.

(6)	Excludes capital lease obligations under capital leases of $36 million and $39 million at December 31, 2018 and 2017, respectively.

(7)	Excludes $27 million of carrying value and $30 million of fair value relating to nonmarketable equity securities at NAV at December 31, 2017.